Other Accounts Receivable - Schedule of Other Accounts Receivable (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Receivable [Line Items]
Advances to suppliers	S/ 149,464	S/ 79,455
Income tax on-account payments	125,176	202,045
Fiscal credit	81,732	80,091
GyM Ferrovias S.A. [Member]
Other Accounts Receivable [Line Items]
Advances to suppliers	233,000	230,000
GyM S A [member]
Other Accounts Receivable [Line Items]
Income tax on-account payments	85,000	133,000
Fiscal credit	50,000	55,000
GMP S.A. [member]
Other Accounts Receivable [Line Items]
Income tax on-account payments	19,000	17,000
CAM Holding S.p.A. [Member]
Other Accounts Receivable [Line Items]
Income tax on-account payments	11,000	16,000
Viva GyM SA [member]
Other Accounts Receivable [Line Items]
Income tax on-account payments	6,000	5,000
Fiscal credit	20,000	25,000
Grana Y Montero S.A.A. [Member]
Other Accounts Receivable [Line Items]
Income tax on-account payments		16,000
GMI SA [member]
Other Accounts Receivable [Line Items]
Income tax on-account payments		4,000
GMD SA [member]
Other Accounts Receivable [Line Items]
Income tax on-account payments		4,000
Norvial S.A. [member]
Other Accounts Receivable [Line Items]
Fiscal credit	6,000	15,000
Negocias del Gas S.A. [Member]
Other Accounts Receivable [Line Items]
Fiscal credit	8,000	8,000
La Chira S.A. [Member]
Other Accounts Receivable [Line Items]
Fiscal credit	2,000
Concesionaria Via Expresa Sur S.A. [Member]
Other Accounts Receivable [Line Items]
Fiscal credit	S/ 5,000
Concesionaria La Chira [member]
Other Accounts Receivable [Line Items]
Fiscal credit		5,000
Concesionaria Via Expresa Sur S.A. [member]
Other Accounts Receivable [Line Items]
Fiscal credit		S/ 5,000